Fair Value Measurements (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financing Receivable, Net	$ 320,967,000	$ 312,932,000	$ 283,302,000
Derivative Asset, Fair Value, Gross Asset	0
Long-term Debt	833,220,000	810,699,000	737,955,000
Notes Payable	137,545,000	137,906,000	71,514,000
Senior Notes	416,747,000	416,491,000	415,546,000
Securitization Notes and Conduit Facility Net	278,928,000	256,302,000	250,895,000
Liabilities	1,152,861,000	1,091,607,000	950,421,000
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financing Receivable, Net	320,967,000	312,932,000	283,302,000
Notes Payable	137,545,000	137,906,000	71,514,000
Senior Notes	416,747,000	416,491,000	415,546,000
Securitization Notes and Conduit Facility Net	278,928,000	256,302,000	250,895,000
Liabilities	833,220,000	810,699,000	737,955,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financing Receivable, Net	320,967,000	312,932,000	283,302,000
Loans Receivable, Fair Value Disclosure			283,300,000
Notes Payable	0	0	0
Senior Notes	0	0	0
Securitization Notes and Conduit Facility Net	0	0	0
Liabilities	0	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financing Receivable, Net	0	0	0
Notes Payable	137,440,000	137,769,000	71,514,000
Senior Notes	467,500,000	463,250,000	419,688,000
Securitization Notes and Conduit Facility Net	291,788,000	270,392,000	265,038,000
Liabilities	896,728,000	871,411,000	756,240,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financing Receivable, Net	320,967,000	312,932,000	283,302,000
Notes Payable	137,440,000	137,769,000	71,514,000
Senior Notes	467,500,000	463,250,000	419,688,000
Securitization Notes and Conduit Facility Net	291,788,000	270,392,000	265,038,000
Liabilities	896,728,000	871,411,000	756,240,000
Senior Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Inputs, Quoted Price	110.0	109.0	98.75
DROT 2011 Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure		36,849,000	51,912,000
Notes Payable-RFA fees [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Weighted Average Interest Rate	10.00%
Notes Payable	$ 1,190,000	$ 1,395,000	$ 2,170,000